Derivative Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Jun. 30, 2012
Amounts recognized on the statements of operations related to the Company's derivatives
Mark-to-market adjustments on derivative instruments	$ (5,408)
Loss on derivative instruments	(5,313)
Derivative instruments not accounted as hedges under GAAP
Amounts recognized on the statements of operations related to the Company's derivatives
Interest Income (expense), net	95
Mark-to-market adjustments on derivative instruments	(5,408)
Loss on derivative instruments	(5,313)
Interest rate swaps | Derivative instruments not accounted as hedges under GAAP
Amounts recognized on the statements of operations related to the Company's derivatives
Interest Income (expense), net	(722)
Mark-to-market adjustments on derivative instruments	(5,044)
Loss on derivative instruments	(5,766)
Agency Interest-Only Strips | Derivative instruments not accounted as hedges under GAAP
Amounts recognized on the statements of operations related to the Company's derivatives
Interest Income (expense), net	817
Mark-to-market adjustments on derivative instruments	(364)
Loss on derivative instruments	$ 453